BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET COMPONENTS	BALANCE SHEET COMPONENTS
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND INVESTMENTS
A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of December 31, 2024, and 2023 is as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Cash and cash equivalents	$7,826	$37,715
Restricted cash	125	500
Cash, cash equivalents and restricted cash	$7,951	$38,215
As of December 31, 2024, and 2023, restricted cash included cash deposits of $0.1 million and $0.5 million respectively, required by a bank as collateral related to corporate credit card agreements.
To determine the fair value of its investments in money market funds and corporate debt securities, the Company uses unadjusted quoted market prices (Level 1 inputs), and quoted prices for comparable assets (Level 2 inputs), respectively. As of December 31, 2024, and December 31, 2023, the fair value of the Company’s securities investments was as follows:

	December 31, 2024				December 31, 2023
(in thousands)	Cash and Cash Equivalents	Short-term Investments	Investments (non-current)	Total	Cash and Cash Equivalents	Total

Level 1 Securities
Money market funds	$3,512	$—	$—	$3,512	$36,072	$36,072
Certificate of deposit	—	9,000	—	9,000	—	—
U.S. government securities	—	1,495	—	1,495	—	—
Total Level 1 Securities	3,512	10,495	—	14,007	36,072	36,072
Level 2 Securities
Corporate debt securities	649	13,736	7,459	21,844	—	—
Total Level 2 Securities	649	13,736	7,459	21,844	—	—
Total	$4,161	$24,231	$7,459	$35,851	$36,072	$36,072
The following table provides the amortized cost and estimated fair value of investments with fixed maturities as of December 31, 2024:

	December 31, 2024
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Debt Securities:
Certificate of Deposit	$9,000	$—	$—	$9,000
Corporate Debt Securities	21,853	1	(10)	21,844
U.S. Government Debt Securities	1,495	—	—	1,495
	$32,348	$1	$(10)	$32,339
The Company did not record any realized gains or losses for the years ended December 31, 2024, and 2023.
Accrued interest on held-to-maturity securities is excluded from the amortized cost basis. As of December 31, 2024, the total accrued interest receivable excluded from the disclosed amortized cost basis was $0.3 million, net of any allowance for credit losses.
The Company’s held-to-maturity investments as of December 31, 2024, consist of short to medium term, investment-grade debt securities, primarily corporate bonds and U.S. Treasury securities. Based on external credit ratings and economic forecasts, the Company determined that the expected credit losses over the lifetime of these securities are immaterial. Therefore, no allowance for credit losses has been recorded for these securities as of December 31, 2024.
The following table provides the amortized cost and estimated fair value of investments with fixed maturities as December 31, 2024:

	December 31, 2024
(in thousands)	Amortized Cost	Estimated Fair Value

Due in one year or less	$24,885	$24,880
Due after one year through five years	7,463	7,459
Due after five years	—	—
Total	$32,348	$32,339
CONTENT ASSETS
As of December 31, 2024, and 2023, content assets, net consisted of the following:

	Year Ended December 31,
(in thousands)	2024	2023

Licensed content, net
Released, less amortization and impairment	$10,190	$8,271
Prepaid and unreleased	3,139	8,357
Total licensed content, net	13,329	16,628

Produced content, net
Released, less amortization and impairment	17,717	22,880
In production	465	5,435
Total produced content, net	18,182	28,315
Total content assets, net	$31,511	$44,943

Of the $10.2 million unamortized cost of licensed content that had been released as of December 31, 2024, the Company expects that $5.6 million, $2.9 million, and $0.8 million will be amortized in each of the next three years. Of the $17.7 million unamortized cost of produced content that had been released as of December 31, 2024, the Company expects that $6.8 million, $5.7 million, and $3.4 million will be amortized in each of the next three years.
As of December 31, 2024, the Company has licensed content that is contractually completed but not yet released. The timing of the release for this content is uncertain, and therefore, the Company cannot reasonably estimate the portion of costs that will be amortized in the next 12 months. The Company will recognize amortization once the content is published and available for monetization.
Impairment Assessment
The Company’s primary business model is subscription-based as opposed to a model based on generating revenues at a specific title level. Content assets are predominantly monetized as a group and therefore are reviewed in aggregate at a group level when an event or change in circumstances indicates a change in the expected usefulness of the content or that the fair value may be less than unamortized cost. If such changes are identified, the aggregated content library will be stated at the lower of unamortized cost or fair value. In addition, unamortized costs are written off for content assets that have been, or are expected to be abandoned.

During the three months ended September 30, 2023, due to the continued adverse macro and microeconomic conditions, including the competitive environment and its impact on the Company’s subscriber growth, the Company revised its forecasted subscriber growth and forecasted cash flow assumptions. Additionally, companies in the streaming industry experienced a decline in market valuations, and reflecting this market trend and the factors above, the market price of the Company’s common shares had declined significantly through September 30, 2023.
Given these factors, as well as the Company’s declining market capitalization and operating losses during the quarter, the Company identified an indicator of impairment related to its content asset group and performed an analysis of content assets to assess if the fair value was less than unamortized cost. To determine if an impairment existed, the Company utilized a traditional discounted cash flow approach based on expectations for the monetization of its content assets in the aggregate, including estimates for future cash inflows and outflows. As a result of this impairment analysis of content assets, the Company determined that the unamortized cost exceeded the fair value, and as such, the Company recorded a $19.0 million impairment for the three months ended September 30, 2023.
The discounted cash flow analysis includes cash flow estimates of revenue and costs, as well as a discount rate (a Level 3 fair value measurement). Estimates of future revenue and costs involve measurement uncertainty, and it is therefore possible that further reductions in the carrying value of content assets may be required as a consequence of changes in management’s future revenue estimates.
Within the discounted cash flow analysis used in the content impairment assessment, the Company used EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) margin rates ranging from 50.0% to 68.0%. These rates are generally dependent on overall market growth rates, the competitive environment, inflation and relative currency exchange rates and could be adversely impacted by a sustained decrease in any of these measures, all of which the Company considered in determining the assumptions used in the analysis.
The Company used a discount rate of 14.0% in the discounted cash flow analysis. This rate was based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with the Company’s content assets. The discount rate may be impacted by adverse changes in the macroeconomic environment and volatility in the debt and equity markets.
No impairment charges were recognized during the year ended December 31, 2024.
Amortization
In accordance with its accounting policy for content assets, the Company amortizes licensed content costs and produced content costs, which is included within cost of revenues in the Company’s consolidated statements of operations. For the years ended December 31, 2024, and 2023, content amortization was as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Licensed content	$8,203	$7,250
Produced content	10,927	15,655
Total	$19,130	$22,905
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses and other liabilities consisted of the following as of December 31, 2024, and December 31, 2023:

	Year Ended December 31,
(in thousands)	2024	2023

Accrued payroll and benefits	$2,540	$1,254
Dividends payable	1,415	—
Sales and income tax liabilities	946	1,095
Operating lease liabilities	396	365
Other	1,706	991
Total	$7,003	$3,705
PROPERTY AND EQUIPMENT
As of December 31, 2024, and 2023, property and equipment, summarized by major classifications, were as follows:

	Estimated Useful Life (in Years)	Year Ended December 31,
(in thousands)		2024	2023

Furniture and fixtures	10 to 15	$101	$101
Equipment	5	1,040	1,040
Computer and software	3 to 5	470	570
Website and application development	3	37	37
Leasehold improvements	Lesser of lease term or lives	703	703
Work-in-progress	—	77	5
Property and equipment, gross		2,428	2,456
Less accumulated depreciation and amortization		1,908	1,729
Property and equipment, net		$520	$727
Depreciation and amortization expense related to property and equipment, including the amortization of leasehold improvements, was $0.3 million and $0.4 million for the years ended December 31, 2024, and 2023, respectively.
WARRANT LIABILITY
As described in Note 6 - Stockholders' Equity, the Private Placement Warrants are classified as a non-current liability and reported at fair value at each reporting period. The fair value of the Private Placement Warrants as of December 31, 2024, and 2023, was as follows:

	Year Ended December 31,
(in thousands)	2024	2023

Level 3
Private Placement Warrants	$88	$44
Total Level 3	$88	$44